------------------------------------------------------------------




                                 ANCHOR
                                STRATEGIC
                                 ASSETS
                                 TRUST




                             ANNUAL REPORT
                           DECEMBER 31, 1997

------------------------------------------------------------------
                          ANCHOR STRATEGIC ASSETS TRUST
------------------------------------------------------------------

 Comparison of the Change in Value of a $10,000 Investment in the Anchor Strategic Assets Trust and the Barron's Gold Mining Index




   [GRAPHIC OMITTED]

------------------------------------------------------------------
                          ANCHOR STRATEGIC ASSETS TRUST
------------------------------------------------------------------


                        STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997


Assets:
Investments at quoted market value (cost $5,313,040 ;
 see Schedule of Investments, Notes 1, 2, & 5).......   $4,662,417
Cash ................................................       56,579
Dividends and interest receivable....................          531
                                                        -----------
    Total assets.....................................    4,719,527
                                                        -----------

Liabilities:
Payable for capital shares redeemed..................        6,574
Accrued expenses and other liabilities (Note 3 ).....       15,635
                                                        -----------
    Total liabilities................................       22,209
                                                        -----------

Net Assets:
Capital stock (unlimited shares authorized at $1.00 par
 value, amount paid in on 1,203,322 shares outstanding)
 (Note 1) ...........................................    6,441,529
Accumulated undistributed net investment income
 (Note 1)............................................    (320,338)
Accumulated realized loss from security transactions,
 net (Note 1)........................................    (773,250)
Net unrealized depreciation in value of investments
(Note 2).............................................    (650,623)
                                                        -----------
    Net assets (equivalent to $3.90 per share, based on
     1,203,322 capital shares outstanding)...........   $4,697,318
                                                        ===========

==================================================================
                          ANCHOR STRATEGIC ASSETS TRUST
==================================================================


                             STATEMENT OF OPERATIONS
                                DECEMBER 31, 1997



Income:
 Dividends...........................................   $   9,759
 Interest............................................      98,133
                                                        -----------
    Total income.....................................     107,892
                                                        -----------

Expenses:
 Management fees, net (Note 3).......................      86,010
 Pricing and bookkeeping fees (Note 4)...............      18,500
 Legal fees..........................................       8,391
 Audit and accounting fees...........................       6,000
 Custodian fees......................................       5,139
 Transfer fees (Note 4)..............................       3,000
 Trustees' fees and expenses.........................       1,000
 Other expenses......................................       6,431
                                                        -----------
    Total expenses...................................     134,471
         Fees paid indirectly (Note 4)...............     (3,639)
                                                        -----------
         Net expenses................................     130,832
                                                        -----------
Net investment loss..................................    (22,940)
                                                        -----------

Realized and unrealized loss on investments:
  Realized loss on investments-net...................    (486,770)
  Decrease in net unrealized appreciation in
   investments.......................................    (731,850)
                                                        -----------
    Net loss on investments..........................   (1,218,620)
                                                        ===========

Net decrease in net assets resulting from operations.. $(1,241,560)
                                                        ===========

==================================================================
                          ANCHOR STRATEGIC ASSETS TRUST
==================================================================


                     STATEMENTS OF CHANGES IN NET ASSETS



                                          Year Ended    Year Ended
                                         December 31,   December 31,
                                             1997          1996
                                        ------------------------------
From operations:
  Net investment loss.................... $ (22,940)  $ (113,849)

  Realized loss on investments, net......  (486,770)     (72,237)
  (Decrease) increase in net
  unrealized appreciation
  in investments.........................  (731,850)      472,229
                                          ------------  -----------
    Net (decrease) increase in net assets
      resulting from operations..........  (1,241,560)     286,143
                                          ------------  -----------
Distributions to shareholders:
  From net investment income.............       --           --
  From net realized gain on investments..       --           --
                                          ------------  -----------
    Total distributions to shareholders..       --           --
                                          ------------  -----------

From capital share transactions:

                        Number of Shares
                         1997     1996
                       -------   ---------
  Proceeds from sale of
  shares............... 218,740  774,469      950,843    3,891,921
  Shares issued to
   shareholders in
   distributions
   reinvested..........  --       --          --           --
  Cost of shares
    redeemed........... (699,780) (274,859) (3,194,210)   (1,409,327)
                       ---------- -------- ----------- -------------
 (Decrease) increase
  in net assets resulting
  from capital
  share transactions...(481,040)  499,610   (2,243,367)   2,482,594
                       =========  ========= ------------  -----------

Net (decrease) increase in net assets....   (3,484,927)   2,768,737
Net assets:
  Beginning of period....................    8,182,245    5,413,508
                                            ============  ===========
  End of period (including undistributed
   net investment income of ($320,338)
   and ($280,789), respectively).......... $ 4,697,318    $ 8,182,245
                                            ============  ===========

==================================================================
                          ANCHOR STRATEGIC ASSETS TRUST
==================================================================


                SELECTED  PER SHARE  DATA AND  RATIOS
           (for a share  outstanding throughout each period)




                               Year Ended December 31,
                     1997     1996      1995      1994     1993
                   -------------------------------------------------
Investment income..$  0.40     $0.01    $0.03    $(3.40)   $ 0.19
Expenses, net......   0.50      0.03     0.06     (7.86)     2.19
                   -------------------------------------------------
Net investment
income (loss)......  (0.10)    (0.02)   (0.03)     4.46     (2.00)
Net realized and
 unrealized
 gain (loss) on
 investments.......  (0.86)     0.31     0.12     (5.41)      --
Distributions to
shareholders:
  From net
  investment
  income...........   --        --       --        --       --
  From net
  realized gain
  on investments..    --        --       --        --       --
                   -------------------------------------------------
Net increase
(decrease)in
 net asset value...  (0.96)     0.29     0.09     (0.95)    (2.00)
Net asset value:
 Beginning of
 period............   4.86      4.57     4.48      5.43      7.43
                    ------------------------------------------------
 End of period.....  $3.90     $4.86    $4.57     $4.48     $5.43
                   =================================================
Ratio of expenses
 to average
 net assets........  2.35%     1.98%    1.99%     2.19%    30.85%
Ratio of net
 investment loss
 loss to average
 net assets........ (0.40)%   (1.49)%  (1.10)%   (1.24)%  (28.14)%
Portfolio turnover.  0.21      0.37     0.12      0.42       --
Average commission
rate paid.........   0.0386    0.0568   0.0433    0.0345     --
Number of shares
outstanding at end
of period.......... 1,203,322 1,684,362 1,184,752 1,044,287  12,000

Per share data and
ratios assuming no
waiver of advisory
fees:
Expenses...........   --        --       --        --      $ 2.30
Net investment loss   --        --       --        --      $(2.11)
Ratio of expenses
 to average net
 assets............   --        --       --        --       32.35%
Ratio of net
 investment loss to
 average net assets.  --        --       --        --      (29.64)%

==================================================================
                          ANCHOR STRATEGIC ASSETS TRUST
==================================================================


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997

                                                          Value
Quantity                                                 (Note 1)
COMMON STOCKS -- 32.60%
         Gold/Silver Mining Stocks
  40,000 Aquiline Resources Corporation................. $  4,000
  10,000 Barrick Gold Corporation.......................  185,630
  25,000 Cambior Incorporated...........................  148,250
  30,000 Euro-Nevada Mining Corporation.................  401,700
  18,000 Franco-Nevada Mining Corporation...............  349,740
  33,500 Guyanor Resources, Class B.....................   32,830
  65,000 Miramar Mining Corporation.....................  124,800
   8,000 Newmont Mining Corporation.....................  233,000
  47,300 Northern Orion Exploration Limited.............   51,084
                                                         ----------
         Total common stocks (cost $1,855,755).......... 1,531,034
                                                         ----------

FOREIGN TIME DEPOSITS -- 47.36%.....
13,337,78French Franc maturing 01/05/98
         at 3.25% (cost $2,231,412)..................... 2,224,743
                                                         ----------

PRECIOUS METALS -- 19.30%
         Gold Bullion
   3,139 Ounces gold bullion (cost $1,225,873) .........  906,640
                                                         ----------

         Total investments (cost $5,313,040)............ 4,662,417
                                                         ----------

CASH & OTHER ASSETS, LESS LIABILITIES -- 0.74%..........   34,901
                                                         ==========
         Total Net Assets...............................$4,697,318
                                                         ==========

==================================================================
                          ANCHOR STRATEGIC ASSETS TRUST
==================================================================


                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1997



1. Significant accounting policies:
   Anchor Strategic Assets Trust, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   A. Investment securities--
   Security transactions are recorded
    on the date the investments are purchased or sold. Each day, at noon, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale by noon, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Options are valued in the same manner. Foreign currencies and foreign denominated securities are translated at current market exchange rates as of noon.The gold bullion is valued each day at noon based on the New York spot gold price. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to foreign currency losses offset by net investment income, resulted in a net decrease in undistributed net investment income and an increase in accumulated realized loss from security transactions. This reclassification had no affect on net assets.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.

==================================================================
                          ANCHOR STRATEGIC ASSETS TRUST
==================================================================


                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1997

                                   (Continued)

   D. Foreign Currency-- Amounts denominated in or expected to settle in foreign currencies are translated into United States dollars at rates reported by a major Boston bank on the following basis:
     A. Market value of  investment  securities,  other assets and liabilities  at the 12:00 noon  Eastern  Time rate of exchange at the balance sheet date.
     B. Purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions (or at an average rate if significant rate fluctuations have not occurred). The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the United States dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
2. Tax basis of investments:
   At December 31, 1997, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $244,637. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $895,260. Net unrealized depreciation in investments at December 31, 1997 was $650,623.
3. Investment advisory service agreements:
   The investment advisory contract with Anchor Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on a rate of 1 1/2% per annum of average daily net assets. At December 31, 1997, investment advisory fees of $6,289 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. David Y. Williams, a Trustee of the Trust, is President and a Director of the Investment Adviser.

==================================================================
                          ANCHOR STRATEGIC ASSETS TRUST
==================================================================

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1997

                                   (Continued)



4. Certain transactions:
   Anchor Investment Management Corporation provides transfer agent services for the Trust. Fees earned by Anchor Investment Management Corporation for transfer agent services for the year ended December 31, 1997 were $3,000. Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and distributor. Meeschaert & Co., Inc., the Trust's distributor, received $10,190 in brokerage commissions during the year ended December 31, 1997. Fees earned by Anchor Investment Management Corporation for expenses related to daily pricing of the Trust shares and for bookkeeping services for the year ended December 31, 1997 were $18,500. For the year ended December 31, 1997 the total expense increase, as shown in the statement of operations, is $3,639 as a result of an expense offset arrangement with its custodian, Investors Bank & Trust Company. The Trust could have invested the assets used by the custodian in an income producing asset if it had not agreed to a reduction in fees under the expense offset arrangement. In addition, the expense ratios in the Selected Per Share Data and Ratios are based on the total expenses, which include amounts that would have been paid in lieu of an expense offset arrangement
5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the year ended December 31, 1997 were:
    Cost of securities acquired:
      U.S. Government and investments backed by
       such securities........................... $  4,333,699
      Other investments..........................   89,117,258
                                                  =============
                                                  $ 93,450,957
                                                  =============
    Proceeds from sales and maturities:
      U.S. Government and investments backed by
       such securities...........................$   5,320,101
      Other investments.........................    88,621,107
                                                  =============
                                                 $  93,941,208
                                                  =============

==================================================================
                          ANCHOR STRATEGIC ASSETS TRUST
==================================================================




INDEPENDENT AUDITORS' REPORT


To the Shareholders and Trustees of Anchor Strategic Assets Trust:


We have audited the accompanying statement of assets and liabilities of Anchor Strategic Assets Trust (a Massachusetts business trust), including the schedule of investments, as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended. These financial statements and per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Anchor Strategic Assets Trust as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



                                         LIVINGSTON & HAYNES, P.C.



Wellesley, Massachusetts,
January 14, 1998.

==================================================================
                          ANCHOR STRATEGIC ASSETS TRUST
==================================================================


                              OFFICERS AND TRUSTEES




DAVID W.C. PUTNAM                            Chairman
Chairman, Board of Directors, F.L. Putnam    and Trustee
Investment Management Corporation
President and Director, F.L. Putnam
Securities Company Incorporated

J. STEPHEN PUTNAM                            Vice President and
President, Robert Thomas Securities          Treasurer

SPENCER H. LE MENAGER                        Secretary
President, Equity Inc.                       and Trustee

MAURICE A. DONAHUE                           Trustee
Director and Professor, Institute for
Governmental Services and
Walsh-Saltonstall Professor of Practical
Politics, University of Massachusetts

DAVID Y. WILLIAMS                            President
President and Director, Meeschaert & Co.,    and Trustee
Inc., President and Director, Anchor
Investment Management Corporation

==================================================================
                          ANCHOR STRATEGIC ASSETS TRUST
==================================================================


                    INVESTMENT ADVISER AND TRANSFER AGENT
                  Anchor Investment Management Corporation
           579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                               (508) 831-1171

                                  DISTRIBUTOR
                            Meeschaert & Co., Inc.
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612

                                  CUSTODIAN
                         Investors Bank & Trust Company
                  89 South Street, Boston, Massachusetts 02111

                          INDEPENDENT PUBLIC ACCOUNTANT
                            Livingston & Haynes, P.C.
                  40 Grove St., Wellesley, Massachusetts 02181

                                  LEGAL COUNSEL
                    Yukevich, Blume, Marchetti & Zangrilli
             One Gateway Center, Pittsburgh, Pennsylvania 15222






This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.